OTHER INCOME AND EXPENSE - Other income - Net gains on sale of assets leased back (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gain on the sale of non-current assets held for sale	$ 112,043	$ 23,381	$ 20,062
Banco de Bogota S.A.
Disclosure of operating segments [line items]
Gain on the sale of non-current assets held for sale	56,511
Banco Popular S.A.
Disclosure of operating segments [line items]
Gain on the sale of non-current assets held for sale	$ 36,760